Goodwill and Intangible Assets, net - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance at January 1, 2018	$ 12,947	$ 0
Additions	0	12,947
Balance at March 31, 2018	13,103	12,947
Operating Segments [Member] | J&S [Member]
Goodwill [Roll Forward]
Balance at January 1, 2018	12,165	0
Additions	0	12,165
Balance at March 31, 2018	12,321	12,165
Corporate and Other [Member]
Goodwill [Roll Forward]
Balance at January 1, 2018	782	0
Additions	0	782
Balance at March 31, 2018	$ 782	$ 782